Exit cost obligations	12 Months Ended
Dec. 31, 2018
Restructuring and Related Activities [Abstract]
Exit cost obligations
Note 13: Exit cost obligations

During December 2015, the Bank agreed to commence an orderly wind-down of the deposit taking and investment management businesses in the United Kingdom jurisdiction in the Channel Islands and the UK segment as reflected in management segment reporting described in Note 15: Segmented information. In making this determination, the Bank considered the increasing regulatory pressure along with periods of negative profitability and made the determination that an orderly wind-down of the deposit taking and investment management businesses in the United Kingdom was prudent for Butterfield as a group. The orderly wind-down was largely completed by the end of 2016 with the change in business operations to mortgage lending services and the change in name from Butterfield Bank (UK) Limited to Butterfield Mortgages Limited. The amounts expensed shown in the following table are all included in the consolidated statements of operations as restructuring costs under non-interest expenses.

Related to this orderly wind-down, it was determined that the core banking system utilized in the operations of the United Kingdom jurisdiction was impaired (included in premises, equipment and computer software on the consolidated balance sheets). This determination was based upon the realizable value of this software upon completion of the orderly wind-down. A total of $5.1 million was expensed in the fourth quarter of the year ended December 31, 2015 and was included in impairment of fixed assets on the consolidated statements of operations of the relevant period.

	Expense recognized by year				Amounts paid by year		Exit cost liability
	Year ended December 31, 2018	Years 2017, 2016 and 2015	Costs to be recognized in the future	Total exit costs expected to be incurred	Year ended December 31, 2018	Years 2017, 2016 and 2015	As at December 31, 2018	As at December 31, 2017
Staff redundancy expenses	—	3,680	—	3,680	—	3,680	—	—
Professional services	—	4,388	—	4,388	—	4,388	—	—
Lease termination expenses	—	649	—	649	—	649	—	—
Other expenses	—	1,504	—	1,504	—	1,504	—	—
Total	—	10,221	—	10,221	—	10,221	—	—